Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets	$ 719	$ 412
Long-term debt	$ 2,394	2,327
Accounting Standards Update No. 2015-03 | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		(19)
Long-term debt		$ (19)